Consolidated Balance Sheets R$ in Thousands, € in Millions		Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Current assets
Cash and cash equivalents		R$ 6,862,684	R$ 7,563,251
Short-term investments		21,447	116,532
Trade accounts receivable, less allowance for doubtful accounts of R$1,084,895 in 2017 and R$1,342,211 in 2016		7,367,442	7,891,078
Other taxes		1,081,587	978,247
Recoverable income taxes		1,123,510	1,542,169
Judicial Deposits		1,023,348	977,550
Inventories		253,624	355,002
Prepaid expenses		307,162	293,689
Pension plan assets		1,080	6,539
Held-for-sale assets		4,675,216	5,403,903
Other assets		780,627	1,083,768
Total current assets		23,497,727	26,211,728
Non-current assets
Long-term investments		114,839	169,473
Other taxes		627,558	738,825
Judicial Deposits		8,289,762	8,387,974
Investments		136,510	135,652
Property, plant and equipment, net		27,083,454	26,079,832
Intangible assets		9,254,839	10,511,059
Pension plan assets		1,699,392	1,635,322
Other assets		282,687	176,989
Total non-current assets		47,489,041	47,835,126
Total assets		70,986,768	74,046,854
Current liabilities
Trade payables		5,170,970	4,115,632
Loans and financing		54,251	54,915
Payroll, related taxes and benefits		924,560	668,498
Income taxes payable		567,129	472,959
Other taxes		1,443,662	1,814,335
Tax financing program		278,277	105,514
Dividends and interest on capital		6,222	6,442
Unearned revenues		139,012	148,504
Advances from customers		402,774	878,548
Licenses and concessions payable		20,306	106,677
Liabilities associated to held-for-sale assets		354,127	544,865
Other payables		469,214	527,144
Current liabilities		9,830,504	9,444,033
Non-current liabilities
Other taxes		867,664	1,073,380
Deferred taxes liabilities		497,375	676,005
Tax financing program		610,500	654,942
Provision for contingencies		1,368,435	1,129,074
Liability for pensions benefits		72,374
Unearned revenues		1,633,816	1,724,428
Advances from customers		67,143	67,773
Licenses and concessions payable		604	4,073
Other payables		583,186	876,316
Non-current liabilities		5,701,097	6,205,991
Prepetition liabilities subject to compromise	[1]	65,139,228	63,746,124
Total liabilities		80,670,829	79,396,148
Shareholders' deficit
Preferred shares, no par value Authorized 157,727 shares; issued and outstanding 155,915 shares in 2017 and 155,915 in 2016		4,094,909	4,094,909
Common shares, no par value Authorized 668,034 shares; issued and outstanding 519,752 shares in 2017 and 519,752 in 2016		17,343,465	17,343,465
Total share capital		21,438,374	21,438,374
Share issuance costs		(444,943)	(444,943)
Capital reserves		17,762,545	17,762,545
Treasury shares		(5,531,092)	(5,531,092)
Other comprehensive loss		(1,175,521)	(1,074,812)
Accumulated Losses		(42,026,880)	(38,290,362)
Total deficit attributable to the Company and subsidiaries		(9,977,517)	(6,140,290)
Non-controlling interest		293,456	790,996
Total deficit		(9,684,061)	(5,349,294)
Total liabilities and shareholders' deficit		R$ 70,986,768	R$ 74,046,854

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.